SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Screened World Equity Ex-US Fund
World Equity Ex-US Fund
International Equity Fund

Supplement Dated April 30, 2009
to the Class A Shares Prospectus Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Screened World Equity Ex-US, World Equity Ex-US and International Equity Funds.

Change in Sub-Adviser for the Large Cap Fund

In the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Adviser for the Screened World Equity Ex-US Fund

In the sub-section entitled "Screened World Equity Ex-US Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Screened World Equity Ex-US Fund.

Changes in Sub-Advisers for the World Equity Ex-US Fund

In the sub-section entitled "World Equity Ex-US Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals manages the portion of the World Equity Ex-US Fund's assets allocated to Acadian. The core equity investment team is led by five key individuals. Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian's investment research and quantitative management. Mr. Frashure has been with Acadian for 21 years. John R. Chisholm, Executive Vice President and Co-Chief Investment Officer, is responsible for direction and oversight of the firm's portfolio management and research efforts. Mr. Chisholm joined Acadian in 1987. Brian K. Wolahan, a Senior Vice President and Director of Alternative Strategies, is responsible for the development of new investment strategies and contributes to the improvement of quantitative techniques for evaluating markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and Co-Director of Research, is responsible for quantitative research, model implementation, and emerging market strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past five years.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the World Equity Ex-US Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH's Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the World Equity Ex-US Fund. Toby Jayne, CFA, Director and Equity Portfolio Manager affiliated with Wellington Management, has served as portfolio manager of the portion of the Fund's assets allocated to Wellington Management since 2009. Mr. Jayne joined Wellington Management in 1998, has been an investment professional since 2000, and has been an equity portfolio manager since 2006.

There are no other changes in the portfolio management of the World Equity Ex-US Fund.

Change in Sub-Adviser for the International Equity Fund

In the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Acadian. The core equity investment team is led by five key individuals. Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian's investment research and quantitative management. Mr. Frashure has been with Acadian for 21 years. John R. Chisholm, Executive Vice President and Co-Chief Investment Officer, is responsible for direction and oversight of the firm's portfolio management and research efforts. Mr. Chisholm joined Acadian in 1987. Brian K. Wolahan, a Senior Vice President and Director of Alternative Strategies, is responsible for the development of new investment strategies and contributes to the improvement of quantitative techniques for evaluating markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and Co-Director of Research, is responsible for quantitative research, model implementation, and emerging market strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past five years.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the International Equity Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH's Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the International Equity Fund. Toby Jayne, CFA, Director and Equity Portfolio Manager affiliated with Wellington Management, has served as portfolio manager of the portion of the Fund's assets allocated to Wellington Management since 2009. Mr. Jayne joined Wellington Management in 1998, has been an investment professional since 2000, and has been an equity portfolio manager since 2006.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-562 (4/09)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Screened World Equity Ex-US Fund
World Equity Ex-US Fund
International Equity Fund

Supplement Dated April 30, 2009
to the Statement of Additional Information ("SAI") Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Changes in Sub-Adviser for the Large Cap, Screened World Equity Ex-US, World Equity Ex-US and International Equity Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Screened World Equity Ex-US, World Equity Ex-US and International Equity Funds. In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to AllianceBernstein L.P.'s management of the Large Cap, Screened World Equity Ex-US, World Equity Ex-US and International Equity Funds are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

ACADIAN ASSET MANAGEMENT LLC—Acadian Asset Management LLC ("Acadian") serves as a sub-adviser to a portion of the assets of the Global Managed Volatility, International Equity and World Equity Ex-US Funds. Acadian was founded in 1986 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc. Old Mutual plc is a publicly traded company listed on the U.K. and South African stock exchanges.

INTECH INVESTMENT MANAGEMENT LLC—INTECH Investment Management LLC ("INTECH") serves as a sub-adviser to a portion of the assets of the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds. Janus Capital Group Inc. indirectly owns 89.2% of INTECH and the remainder of INTECH is owned by its employees. INTECH was founded in 1987.

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to AllianceBernstein L.P.'s management of the Large Cap, Screened World Equity Ex-US, World Equity Ex-US and International Equity Funds are hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

Acadian

Compensation. SIMC pays Acadian a fee based on the assets under management of the Global Managed Volatility, International Equity and World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Global Managed Volatility, International Equity and World Equity Ex-US Funds. The following information relates to the period ended February 28, 2009.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among senior investment professionals and certain other key employees, equity ownership in the firm as part of a Key

Employee Limited Partnership. Portfolio manager compensation is not tied to the performance of specific portfolios but is based on firm performance as a whole.

Depending on Acadian's financial performance, employees may also receive a percentage of base pay as a profit-sharing contribution. In addition, Acadian's bonus pool is funded via a profit-sharing arrangement with Old Mutual. The profit-sharing is solely a function of Acadian's financial results; the results of the larger Old Mutual group do not impact this calculation.

Ownership of Fund Shares. As of February 28, 2009, Acadian's portfolio managers did not beneficially own any shares of the Global Managed Volatility, International Equity or World Equity Ex-US Fund.

Other Accounts. As of February 28, 2009, the portfolio managers were responsible for the day-to-day management of certain other accounts, (collectively, the "Other Accounts"), as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Ronald Frashure**	12		$1,998,000,000	56		$6,045,000,000	205		$27,169,000,000
	4	*	$1,072,000,000	8	*	$657,000,000	36	*	$7,939,000,000
John Chisholm**	12		$1,998,000,000	56		$6,045,000,000	205		$27,169,000,000
	4	*	$1,072,000,000	8	*	$657,000,000	36	*	$7,939,000,000
Brian Wolahan**	12		$1,998,000,000	56		$6,045,000,000	205		$27,169,000,000
	4	*	$1,072,000,000	8	*	$657,000,000	36	*	$7,939,000,000
Raymond Mui**	12		$1,998,000,000	56		$6,045,000,000	205		$27,169,000,000
	4	*	$1,072,000,000	8	*	$657,000,000	36	*	$7,939,000,000
Charles Wang**	12		$1,998,000,000	56		$6,045,000,000	205		$27,169,000,000
	4	*	$1,072,000,000	8	*	$657,000,000	36	*	$7,939,000,000

*  These accounts are subject to a performance-based advisory fee.

**  Please note that these investment professionals function as part of the core equity investment team of 15 portfolio managers, and are not segregated along product lines or by client type. These portfolio managers work on all core equity products and the data shown for each manager reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

Conflicts of Interests. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Global Managed Volatility, International Equity and World Equity Ex-US Funds, which may have different investment guidelines and objectives. In addition to the Global Managed Volatility, International Equity and World Equity Ex-US Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Global Managed Volatility, International Equity and World Equity Ex-US Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Global Managed Volatility, International Equity and World Equity Ex-US Funds and the Other Accounts. The Other Accounts may have similar investment objectives or strategies as the Global Managed Volatility, International Equity and World Equity Ex-US Funds, may track the same benchmarks or indexes as the Global Managed Volatility, International Equity and World Equity Ex-US Funds track, and may sell securities that are eligible to be held, sold or purchased by the Global Managed Volatility, International Equity and World Equity Ex-US Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Global Managed Volatility, International Equity and World Equity Ex-US Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the Global Managed Volatility, International Equity and World Equity Ex-US Funds.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

INTECH

Compensation. SIMC pays INTECH a fee based on the assets under management of the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between INTECH and SIMC. INTECH pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds. The following information relates to the period ended December 31, 2008.

For managing the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds and all Other Accounts, INTECH's portfolio managers receive base pay in the form of a fixed annual salary paid by INTECH. This pay is not based on performance or assets of Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds or Other Accounts. INTECH's portfolio managers are also eligible for a cash bonus as determined by INTECH, which is not based on performance or assets of the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds or Other Accounts, rather it is based on overall corporate performance and individual contribution. The portfolio managers, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

Some of the portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with the Janus Executive Income Deferral Program.

Ownership of Fund Shares. As of December 31, 2008, INTECH's portfolio managers did not beneficially own any shares of the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity or World Equity Ex-US Fund.

Other Accounts. As of December 31, 2008, in addition to the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds, INTECH's portfolio managers were responsible for the day-to-day management of certain Other Accounts as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Dr. Robert Fernholz, Dr. Adrian Banner, Dr. Jason Greene and Joseph Runnels*	14		$3,868,758,520	37	$7,859,246,241	347		$28,972,966,746
	3	**	$324,684,996	n/a	n/a	50	**	$5,540,091,081

*  All portfolios are managed on a team basis.

**  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. As shown in the table above, the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds' portfolio managers may manage Other Accounts with investment strategies similar to the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds. Fees earned by INTECH may vary among these accounts. The portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for Other Accounts outperforming the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap, International Equity and World Equity Ex-US Funds. However, INTECH believes that these risks may be mitigated, to a certain extent, by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

Wellington Management

Compensation.  Wellington Management receives a fee based on the assets under management of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds. The following information relates to the period ended February 28, 2009.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Funds' managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager, who are partners of Wellington Management, is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Mr. Rome's incentive payment relating to the Small/Mid Cap Equity and Small Cap Funds is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the Russell 2000 Index over one and three year periods, with an emphasis on three year results. Mr. Jayne's incentive payment relating to the International Equity and World Equity Ex-US Funds is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the MSCI EAFE Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by Mr. Rome, including accounts with performance fees. The incentive paid to Mr. Smith is based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by Mr. Smith, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.

The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Rome and Smith are partners of the firm.

Ownership of Fund Shares:  As of February 28, 2009, Wellington Management's Portfolio Manager did not beneficially own any shares of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities or World Equity Ex-US Fund.

Other Accounts.  As of February 28, 2009, in addition to the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds, Wellington Management's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Toby Jayne	1	$1,983,499	0	$0	0	$0
Timothy Smith	11	$2,864,641,770	9	$4,408,230,498	45	$8,936,166,836
Jamie Rome (Small/Mid Cap Equity Fund)	5	$213,317,138	10	$489,128,713	16	$1,151,330,444
Jamie Rome (Small Cap Fund)	5	$258,819,584	10	$489,128,713	16	$1,151,330,444

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. Each Fund's portfolio manager generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds. The portfolio managers make investment decisions for each account, including the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the portfolio managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for Other Accounts. Alternatively, these accounts may be managed in a similar fashion to the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds.

A portfolio manager or other investment professionals at Wellington Management may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made on behalf of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds, or make investment decisions that are similar to those made for the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds, both of which have the potential to adversely impact the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a portfolio manager may purchase the same security for the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds and one or more Other Accounts at or about the same time, and in those instances the Other Accounts will have access to their respective holdings prior to the public disclosure of the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds' holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the International Equity, Small/Mid Cap Equity, Small Cap, Enhanced LIBOR Opportunities and World Equity Ex-US Funds. Because incentive payments paid by

Wellington Management to the portfolio managers are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with Other Accounts managed by a given portfolio manager. Finally, the portfolio managers may hold shares or investments in the other pooled investment vehicles and/or Other Accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain Other Accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

There are no other changes in the portfolio management of the Large Cap, Screened World Equity Ex-US, World Equity Ex-US or International Equity Fund.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-563 (4/09)